INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other non-current assets	$ 13,164	$ 17,901
Long-term liabilities	(67,010)	(32,605)	[1]
Total	$ (53,846)	$ (14,704)

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).